Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Taxes

The components of income (loss) before provision for income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Domestic	$(12,874)	$3,160
Foreign	—	6
Income (loss) before provision for income taxes	$(12,874)	$3,166

Schedule of Portions of Deferred Tax Assets

The effects of temporary differences that gave rise to significant portions of deferred tax assets as of December 31, 2021 and 2020, are as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	12,988	10,656
Stock compensation	$433	$290
Other	2,891	2,606
Gross deferred tax assets	$16,312	$13,552
Valuation allowance	(16,312)	(13,552)
Net deferred tax assets	$-	$-

Schedule of Income Tax (Benefit) Provision

The income tax benefit for the years ended December 31, 2021 and 2020 included the following (in thousands):

	For the Years Ended December 31,
	2021	2020
Current income tax benefit:
Federal	$-	$-
State	(8)	(19)
Foreign	—	10
	(8)	(9)
Deferred income tax benefit:
Federal	—	—
State	—	—
Foreign	—	—
	—	—
Benefit for income taxes, net	$(8)	$(9)

Schedule of Income Tax (Benefit) Provision Differs from Those Computed Using the Statutory Federal Tax Rate

The income tax benefit differs from those computed using the statutory federal tax rate of 21% due to the following (in thousands):

	For the Years Ended December 31,
	2021	2020
Expected provision at statutory federal rate	$2,700	$665
State tax — net of federal benefit	(6)	18
Foreign income/losses taxed at different rates	—	9
Other	200	(38)
Change in valuation allowance	(2,902)	(663)
Income tax benefit	$(8)	$(9)

Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (“UTB’s”) is as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Gross UTB’s, beginning balance	$—	$128
Reductions for tax positions taken in a prior year	—	(128)
Gross UTB’s, ending balance	—	—